Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Unrealized income, net of taxes	$ 2	$ 0	$ 0
Reclassification to net earnings, net of taxes	$ 2	$ 0	$ 0